Financial instruments - Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Statement of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Fair Value Disclosures [Abstract]
Effective portion of cash flow hedge	$ (20,298)	$ (32,436)	$ (81,852)	$ (63,167)
Amortization of cash flow hedge	(3,828)	(214)	(3,992)	(1,112)
Amounts reclassified from AOCI	11,247	859	14,079	40,132
OCI attributable to shareholders of AQN	$ (12,879)	$ (31,791)	$ (71,765)	$ (24,147)